Accounts Receivable, Net - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Accounts receivable	¥ 20,475		¥ 22,096
Cost/Deemed cost [member]
Disclosure of financial assets [line items]
Accounts receivable from contracts with customers	25,155	¥ 25,342
Accounts receivable	25,155		¥ 25,938
Past due 90 days [member]
Disclosure of financial assets [line items]
Accounts receivable	¥ 2,503